Document and Entity Information	0 Months Ended
Jul. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Jul. 25, 2013
Document Effective Date	Jul. 25, 2013
Prospectus Date	Dec. 31, 2012
BNY Mellon Asset Allocation Fund | Class M Shares
Risk/Return:
Trading Symbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor Shares
Risk/Return:
Trading Symbol	MIBLX